UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------

Check here if Amendment [ ]; Amendment Number:

   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Harvest Management, L.L.C.
           --------------------------------------------------
           527 Madison Avenue, 9th Floor
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number: 28-06505
                      -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marjorie Gochberg Kellner
           -------------------------
Title:     Managing Member
           -------------------------
Phone:     212-644-2202
           -------------------------

Signature, Place, and Date of Signing:


/s/ Marjorie Gochberg Kellner      New York, New York          02/13/09
--------------------------------------------------------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             2
                                               -------------

Form 13F Information Table Entry Total:        32
                                               -------------

Form 13F Information Table Value Total:        $49,866
                                               -------------
                                                (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.            Form 13F File Number         Name
   ---            -----------        ----------------------------
    1              28-7384              Nathaniel Bohrer
   ---            -----------        ----------------------------
    2              28-7750              Marjorie Gochberg Kellner
   ---            -----------        ----------------------------

Harvest Management, L.L.C., shares investment discretion with and is reporting on behalf of Mr. Bohrer and Ms. Gochberg Kellner with respect to the accounts holding the securities reported herein. With respect to the accounts holding the securities reported herein, Mr. Bohrer and Ms. Gochberg Kellner exercise investment discretion through an institutional investment manager, Harvest Management, L.L.C., which is filing a Form 13-F simultaneously herewith.

                           FORM 13F INFORMATION TABLE

                                                                VALUE     SHARES/  SH/ PUT/ INVSTMT    OTHER
          SECURITY            TITLE OF CLASS       CUSIP      X (1000)    PRN AMT  PRN CALL DISCRETN  MANAGERS SOLE  SHARED   NONE
AEROPOSTALE                      COM               007865108      572     35,500   SH        OTHER     1 2 3          35,500
AMTRUST FINANCIAL SERVICES I     COM               032359309    1,151     99,215   SH        OTHER     1 2 3          99,215
CELL THERAPEUTICS INC            WARRANTS          150990596        0    200,295   SH        OTHER     1 2 3         200,295
COACH INC                        COM               189754104    4,154    200,000   SH        OTHER     1 2 3         200,000
COLUMBIA LABS INC                WARRANTS          197990195        0    218,747   SH        OTHER     1 2 3         218,747
CONSTELLATION ENERGY GROUP I     COM               210371100    1,192     47,500   SH        OTHER     1 2 3          47,500
CROWN HOLDINGS INC               COM               228368106      768     40,000   SH        OTHER     1 2 3          40,000
DATASCOPE CORP                   COM               238113104    2,612     50,000   SH        OTHER     1 2 3          50,000
DOLLAR TREE INC                  COM               256746108    3,060     73,400   SH        OTHER     1 2 3          73,400
DOW CHEM CO                      COM               260543103    1,509    100,000   SH  PUT   OTHER     1 2 3         100,000
GAP INC DEL                      COM               364760108    1,004     75,000   SH        OTHER     1 2 3          75,000
GENENTECH INC                    COM NEW           368710406    2,744     33,100   SH        OTHER     1 2 3          33,100
I-MANY INC                       WARRANTS          449993054        0     49,673   SH        OTHER     1 2 3          49,673
INPLAY TECHNOLOGIES INC          WARRANTS          45773L103        0     29,583   SH        OTHER     1 2 3          29,583
INTEGRAL SYS INC MD              COM               45810H107      727     60,300   SH        OTHER     1 2 3          60,300
LIGAND PHARMACEUTICALS INC       CL B              53220K207      632    230,688   SH        OTHER     1 2 3         230,688
LOWES COS INC                    COM               548661107    1,965     91,300   SH        OTHER     1 2 3          91,300
MEDIFAST INC                     COM               58470H101      393     71,177   SH        OTHER     1 2 3          71,177
MENTOR CORP MINN                 COM               587188103    1,547     50,000   SH        OTHER     1 2 3          50,000
MYRIAD GENETICS INC              COM               62855J104    2,937     44,325   SH        OTHER     1 2 3          44,325
NABI BIOPHARMACEUTICALS          COM               629519109      344    102,706   SH        OTHER     1 2 3         102,706
PACTIV CORP                      COM               695257105      622     25,000   SH        OTHER     1 2 3          25,000
PETSMART INC                     COM               716768106    3,229    175,000   SH        OTHER     1 2 3         175,000
QWEST COMMUNICATIONS INTL IN     COM               749121109      274     75,362   SH        OTHER     1 2 3          75,362
ROHM & HAAS CO                   COM               775371107    2,855     46,205   SH        OTHER     1 2 3          46,205
ROHM & HAAS CO                   COM               775371107    2,472     40,000   SH  PUT   OTHER     1 2 3          40,000
ROHM & HAAS CO                   COM               775371107    1,236     20,000   SH  CALL  OTHER     1 2 3          20,000
ROYAL BK CDA MONTREAL QUE        COM               780087102      742     25,000   SH  PUT   OTHER     1 2 3          25,000
SEMICONDUCTOR HLDRS TR           DEP RCPT          816636203      352     20,000   SH        OTHER     1 2 3          20,000
STARBUCKS CORP                   COM               855244109      946    100,000   SH        OTHER     1 2 3         100,000
ULTA SALON COSMETICS & FRAG I    COM               90384S303      320     38,605   SH        OTHER     1 2 3          38,605
UST INC                          COM               902911106    9,509    137,050   SH        OTHER     1 2 3         137,050